Exhibit 99.33

Loan no	Seller Loan Number	Compare Field	Servicer/Download Data	Reviewed Data
Redacted	415165621	cltv	75	74.81
Redacted	415165621	loan_amt	603,000.00	601,500.00
Redacted	415165621	ltv	75	74.81